Stock-Based Compensation (Details) - Schedule of Exercise Prices and Exercise Periods of the Share Options Outstanding - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options (in Shares)	3,253,565	3,253,565
Exercise Price One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options (in Shares)	1,533,252	1,533,252
Exercise price (in Dollars per share)	$ 13.938	$ 13.938
Exercise Price One [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise period	2021 years	2021 years
Exercise Price One [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise period	2031 years	2031 years
Exercise Price Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options (in Shares)	613,369	613,369
Exercise price (in Dollars per share)	$ 25.8524	$ 25.8524
Exercise Price Two [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise period	2021 years	2021 years
Exercise Price Two [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise period	2026 years	2026 years
Exercise Price Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options (in Shares)	1,106,944	1,106,944
Exercise price (in Dollars per share)	$ 52.5376	$ 52.5376
Exercise Price Three [Member] | Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise period	2021 years	2021 years
Exercise Price Three [Member] | Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise period	2026 years	2026 years